Restructuring	12 Months Ended
Sep. 30, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
Restructuring

2013 Restructuring
In November 2012, the Company’s Board of Directors authorized an enterprise-wide restructuring plan and delegated authority to the Company’s management to determine the final actions with respect to this plan.
Objectives of this plan include:

•	Reduce global workforce by more than 10%, or approximately 1,500 colleagues;

•	Rationalize and streamline operations facilities in the Household Products Division;

•	Consolidate G&A functional support across the organization;

•	Streamline the Household Products Division product portfolio to enable increased focus on our core battery and portable lighting businesses;

•	Streamline the marketing organization within our Household Products Division;

•	Optimize our go-to-market strategies and organization structures within our international markets;

•	Reduce overhead spending, including changes to benefit programs and other targeted spending reductions; and

•	Create a center-led purchase function to drive procurement savings.

For the twelve months ended September 30, 2013, significant progress has been made against all of the aforementioned objectives. Headcount reductions have totaled nearly 1,400.
For the twelve months ended September 30, 2013, the Company recorded pre-tax expense of $139.3 for charges related to the 2013 restructuring plan including:

•
Non-cash asset impairment charges of $19.3 and accelerated depreciation charges of $23.6 for the twelve months ended September 30, 2013, (collectively for the twelve months, $42.9) related primarily to completed and upcoming plant closures,

•	Severance and related benefit costs of $49.3 for the twelve months ended September 30, 2013, associated with staffing reductions that have been identified to date, and

•	Consulting, program management and other charges associated with the restructuring of $47.1 for the twelve months ended September 30, 2013.

The 2013 restructuring costs are reported on a separate line in the Consolidated Statements of Earnings and Comprehensive Income. In addition, pre-tax costs of $5.2 for the twelve months ended September 30, 2013, associated with certain information technology enablement activities related to our restructuring initiatives were included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Also, pre-tax costs of $6.1, for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as part of our restructuring are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring initiative. In fiscal 2012 the Company recorded $7.3 of costs associated with consulting activities related to the 2013 restructuring plan.

A summary of the estimated remaining costs for the 2013 restructuring is as follows. Totals, as well as category ranges, are estimates.

•	Approximately $10-$20 related to plant closure and accelerated depreciation charges,

•	Approximately $40-$50 related to severance and related benefit costs,

•	Approximately $20-$30 related to consulting and program management, and

•	Approximately $5-$15 related to other restructuring related costs.

Cost remaining associated with certain information technology enablement activities related to our restructuring initiatives are approximately $15-$25. In addition, the Company expects to incur incremental capital expenditures of approximately $20-$25 over the next 12 months, related primarily to information technology enablement of certain restructuring initiatives.

The Company does not include the 2013 restructuring costs in the results of its reportable segments. The estimated pre-tax impact of allocating such charges to segment results would have been as follows:

•	Non-cash impairment and accelerated depreciation charges of approximately $43 for the twelve months ended September 30, 2013, would be fully allocated to our Household Products segment.

•
Severance and related benefit costs of approximately $42 for the twelve months ended September 30, 2013, would be allocated to our Household Products segment. Charges of approximately $6 for the twelve months ended September 30, 2013, would be allocated to our Personal Care segment. The remaining charges of approximately $1 for the twelve months ended September 30, 2013, would be allocated to Corporate. As certain headcount provides services to both segments, charges for severance and related benefits for such headcount requires an allocation.

•
Consulting, program management and other exit costs of approximately $36 for the twelve months ended September 30, 2013, would be allocated to our Household Products segment. Charges of approximately $9 for the twelve months ended September 30, 2013, would be allocated to our Personal Care segment. The remaining charges of approximately $2 for the twelve months ended September 30, 2013, would be allocated to Corporate.

The following table summarizes the 2013 Restructuring activity for the twelve months ended September 30, 2013.

				Utilized
	October 1, 2012	Charge to Income	Other (a)	Cash	Non-Cash	September 30, 2013
Severance & Termination Related Costs	$—	$49.3	$(0.1)	$(32.9)	$—	$16.3
Asset Impairment/Accelerated Depreciation	—	42.9	—	—	(42.9)	—
Other Costs	2.8	47.1	—	(45.6)	—	4.3
Total	$2.8	$139.3	$(0.1)	$(78.5)	$(42.9)	$20.6
(a) Includes the impact of currency translation.

2011 Household Products Restructuring
For the twelve months ended September 30, 2012, our prior Household Products restructuring activities generated pre-tax income of $6.8. The prior year pre-tax income was due to the gain on the sale of our former battery manufacturing facility in Switzerland, which was shut down in fiscal 2011. This gain was approximately $13. This gain was offset by additional restructuring costs of $6.0. These costs, net of the gain on the sale of the former manufacturing facility in fiscal 2012, are included as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income.